INTEREST INCOME AND DERIVATIVES AND OTHER INVESTMENT GAINS (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of Interest Income and Derivatives and Other Investment Gains

		Years ended December 31,
	Notes	2017	2016
Interest income		$9.4	$3.3
Gain on embedded derivative and warrants	20(d)	3.1	2.3
Gain on sale of a 30% interest in the Côté Gold Project	6	19.2	—
Amortization of gains related to flow-through common shares	23	3.6	3.7
Loss on redemption of 6.75% Senior Notes	19(a)	(20.2)	—
Gain on purchase of 6.75% Senior Notes	19(a)	—	4.0
Gain on sale of gold bullion		—	72.9
Other gains		1.6	0.8
		$16.7	$87.0